September 5, 2014

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Eubel Brady & Suttman Mutual Fund Trust
File Nos.  333-195475 and 811-22960

Ladies and Gentlemen:

On behalf of Eubel Brady & Suttman Mutual Fund Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information (the “SAI”) for the Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund, two new series of the Registrant, as filed with the Commission pursuant to Rule 497(c) under the Securities Act on August 27, 2014 (accession number 0001111830-14-000657).  The Prospectus and the SAI are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at (513) 587-3406 if you have any questions on this filing.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary